Other current assets - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Current Assets [Line Items]
Other current assets	$ 48,064	$ 31,871
AVT23
Other Current Assets [Line Items]
Derecognition, prepaid development costs		3,500
Other current assets		18,500
Receivables collected	$ 1,100
AVT23 | Intellectual property rights
Other Current Assets [Line Items]
Derecognition of intangible asset		$ 15,000